Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
25.	RELATED PARTY TRANSACTIONS

Transactions with significant shareholders, their affiliates and other related parties were as follows:

	December 31, 2016	December 31, 2015	December 31, 2014

Sales & other services	1	7	24
Other purchases	1	65	24
Accounts receivable	7	8	22
Accounts payable	51	61	56

For the years ended December 31, 2016, 2015 and 2014, the related party transactions were primarily with significant shareholders of the Company, or their subsidiaries and companies in which management of the Company perform similar policymaking functions. These include, but are not limited to: MicroOLED, Technicolor and Incard do Brazil. The related party transactions presented in the table above also include transactions between the Company and its equity-method investments as listed in Note 11.

The Company made no contribution for the year ended December 31, 2016 to the ST Foundation, a non-profit organization established to deliver and coordinate independent programs in line with its mission. For the years ended December 31, 2015 and December 31, 2014 this contribution amounted to $0.5 million. Certain members of the Foundation’s Board are senior members of the Company’s management.